Long-Term Investments - Summary Of Equity Securities With Readily Determinable Fair Values (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Equity Securities With Readily Determinable Fair Value [Line Items]
Cost	¥ 1,292	¥ 1,292
Gross unrealized gains	0	0
Gross unrealized losses	(1,190)	(622)
Fair value	¥ 102	¥ 670